Shareholder Fees - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO	Mar. 01, 2025 USD ($)
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Local Currency Fund
Shareholder Fees:
(fees paid directly from your investment)	none